Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company has not granted stock options or stock appreciation rights to its executive officers since 2010. Accordingly, the Company has no policy or practice regarding the timing of option grants in relation to the disclosure of material nonpublic information by the Company, and no disclosure is required pursuant to Item 402(x)(1) of Regulation S-K. The Company did not grant any stock options or stock appreciation rights to executive officers during the fiscal year ended December 31, 2025. Therefore, no tabular disclosure is required pursuant to Item 402(x)(2) of Regulation S-K.

Award Timing Method
The Company has not granted stock options or stock appreciation rights to its executive officers since 2010. Accordingly, the Company has no policy or practice regarding the timing of option grants in relation to the disclosure of material nonpublic information by the Company, and no disclosure is required pursuant to Item 402(x)(1) of Regulation S-K. The Company did not grant any stock options or stock appreciation rights to executive officers during the fiscal year ended December 31, 2025. Therefore, no tabular disclosure is required pursuant to Item 402(x)(2) of Regulation S-K.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Company has not granted stock options or stock appreciation rights to its executive officers since 2010. Accordingly, the Company has no policy or practice regarding the timing of option grants in relation to the disclosure of material nonpublic information by the Company, and no disclosure is required pursuant to Item 402(x)(1) of Regulation S-K. The Company did not grant any stock options or stock appreciation rights to executive officers during the fiscal year ended December 31, 2025. Therefore, no tabular disclosure is required pursuant to Item 402(x)(2) of Regulation S-K.

MNPI Disclosure Timed for Compensation Value	false